Propertyand equipment	12 Months Ended
Mar. 31, 2026
Property, plant and equipment [abstract]
Property and equipment	Property and equipment
The changes in the acquisition cost, accumulated depreciation and accumulated impairment losses of property and equipment are as follows:

(Unit： In millions)	Right-of-use assets	Leasehold improvements	Equipment and fixtures	Construction in progress	Total
Acquisition cost
As of March 31, 2024	¥2,972	¥253	¥149	¥299	¥3,672
Additions(1)	418	3	7	120	548
Additions (transferred from Construction in progress)	—	406	13	(419)	—
Additions (business combination)	—	2	—	—	2
Sales and disposals	(1,329)	(122)	(48)	—	(1,499)
As of March 31, 2025	2,061	541	121	—	2,723
Additions(1)	—	—	70	—	70
Additions (transferred from Construction in progress)	—	—	—	—	—
Additions (business combination)	12	—	15	—	27
Sales and disposals	—	—	(3)	—	(3)
Foreign currency translation	—	—	—	—	—
As of March 31, 2026	¥2,073	¥541	¥203	¥—	¥2,817

(Unit： In millions)	Right-of-use assets	Leasehold improvements	Equipment and fixtures	Construction in progress	Total
Accumulated depreciation and accumulated impairment loss
As of March 31, 2024	¥(1,325)	¥(250)	¥(125)	¥—	¥(1,700)
Depreciation (charged to profit or loss)(2)	(426)	(77)	(8)	—	(511)
Depreciation (charged to intangible assets)(2)	(100)	—	—	—	(100)
Sales and disposals	1,329	122	45	—	1,496
As of March 31, 2025	(522)	(205)	(88)	—	(815)
Depreciation (charged to profit or loss)(2)	(299)	(96)	(26)	—	(420)
Depreciation (charged to intangible assets)(2)	(122)	—	—	—	(122)
Sales and disposals	—	—	3	—	3
Other	—	—	0	—	0
Foreign currency translation	—	—	0	—	0
As of March 31, 2026	¥(943)	¥(301)	¥(111)	¥—	¥(1,355)

Carrying amount
As of March 31, 2024	¥1,647	¥3	¥24	¥299	¥1,973
As of March 31, 2025	¥1,539	¥338	¥32	¥—	¥1,909
As of March 31, 2026	¥1,131	¥241	¥92	¥—	¥1,464
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(1) The assets recognized corresponding to asset retirement obligations are included in “Right-of-use assets.” The additions of asset retirement obligation of ¥339 million and ¥nil million for March 31, 2025 and 2026, respectively, were recorded for the leased office building due to the remeasurement. See Note 23 “Provisions.”
(2) Depreciation on property and equipment is generally included in “Selling, general and administrative expenses” in the consolidated statements of profit or loss and other comprehensive income, except when it is attributable to “Internally generated intangible assets” which represents amounts capitalized as software. When attributable to “Internally generated intangible assets,” such amounts are recognized in “Intangible assets” in the consolidated statements of financial position.
(3) There were no property and equipment with restricted ownership or pledged as collateral as of March 31, 2025 and 2026.